NATURE OF OPERATIONS (Details Textual)	1 Months Ended		3 Months Ended				9 Months Ended			12 Months Ended
	Apr. 21, 2016 shares	Feb. 26, 2015 shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2013 shares
Working Capital Surplus (Deficit)			$ 3,704,539	$ 187,156		$ (2,599,374)	$ 187,156	$ 890,885	$ (128,361)	$ 187,156	$ 890,885	$ (2,599,374)
Stockholders' Equity Attributable to Parent			23,963,904	263,906	$ (2,702,805)	(2,498,745)	$ 263,906	$ 977,988	(50,439)	263,906	977,988	(2,498,745)	$ (774,626)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ (2,322,772)	$ (1,004,092)	(1,501,618)	$ (7,609,347)			$ (2,489,137)	$ 1,036,148	$ (5,569,107)	$ (10,098,484)
Stockholders' Equity, Reverse Stock Split			1-for-0.831105						1-for-0.831105
Common Stock, Shares Authorized | shares			150,000,000	150,000,000		150,000,000	150,000,000	150,000,000	200,000,000	150,000,000	150,000,000	150,000,000		200,000,000
Net Income (Loss) Attributable to Parent			$ (2,322,772)	$ (1,004,092)	(1,501,618)	$ (7,634,146)	$ 2,537,766	$ 2,040,240	$ (2,464,747)	$ 1,036,148	$ (5,593,906)	$ (10,098,893)
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			23,650,000
Retained Earnings (Accumulated Deficit)			$ (13,974,752)	(11,651,980)		(12,688,128)	(11,651,980)	(10,647,888)	(5,053,982)	(11,651,980)	(10,647,888)	(12,688,128)
Cash and Cash Equivalents, at Carrying Value			2,749,953	$ 5,381,757	$ 9,078,216	$ 6,125,108	$ 5,381,757	$ 6,617,082	$ 209,933	$ 5,381,757	$ 6,617,082	$ 6,125,108	$ 3,482
Business Acquisition, Transaction Costs			$ 931,103
Interactive Motion Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000
Debt Instrument, Convertible, Conversion Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%